SUBSEQUENT EVENTS	12 Months Ended
Aug. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 SUBSEQUENT EVENTS

In accordance with FASB ASC 855-10 Subsequent Events, the Company has analyzed its operations subsequent to August 31, 2023, to the date these consolidated financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these consolidated financial statements, except as follow:

On September 7, 2023, the Company entered into Regulation S share subscription agreements with 71 investors, each of whom represented that it was a “non-U.S. Persons” as defined in Regulation S of the Securities Act of 1933, as amended. Pursuant to the Regulation S SPAs, the Company agreed to issue and sell in aggregate, 365,164 shares of common stock, par value $0.001 per share (“Common Stock”) to the Regulation S Investors, at a per Share purchase price of $2.50 (the “Offering”) as part of a series of the private placement offerings by the Company for an aggregate of up to 6,000,000 shares of Common Stock at a per share purchase price of $2.50. The gross proceeds from the Offering in aggregate will be approximately $912,889. The SPA Shares were issued on September 15, 2023, and the Regulation S SPAs were closed on September 15, 2023.

On November 21, 2023, the Company entered into Regulation S share subscription with one Regulation S Investor, who represented that he was a “non-U.S. Persons” as defined in Regulation S of the Securities Act of 1933, as amended. Pursuant to the Regulation S SPA, the Company agreed to issue and sell in aggregate, 8,658 shares of common stock, par value $0.001 per share to the Regulation S Investor, at a per Share purchase price of $2.50 as part of a series of the private placement offerings by the Company for an aggregate of up to 6,000,000 shares of Common Stock at a per share purchase price of $2.50. The gross proceeds from the Offering in aggregate was approximately $21,645.

On November 21, 2023, the Company issued in aggregate, 52,107 shares of Common Stock to 15 referral agents in consideration for their referral to the Company of certain investors. Each Referral Agent is a “non-US. Persons” as defined in Regulation S.

On November 21, 2023, the Company issued in aggregate, 5,500 shares of Common Stock to two individuals in consideration for marketing services provided to the Company by Artisan Creative Studio, a marketing entity based in Malaysia. Each of the individuals is a “non-US. Persons” as defined in Regulation S.

On December 12, 2023, EvoAir Manufacturing entered into an OEM supply agreement (the “Agreement”) with Tadmonsori Holdings Sdn Bhd (“THSB”) pursuant to which the parties have agreed for THSB to purchase certain products (the “Products”) from EvoAir Manufacturing to resell directly under THSB’s branding, trademark, graphics, packaging designs and artwork, with the insertion of the words “Powered by EVOAIR” inserted at the back of each Product, to THSB end user customers. The Agreement will be renewable on a three-year basis, and upon the execution of the Agreement, THSB shall have made a minimum order of 3,000 units of the Products upon signing of the Agreement, and to target a total sales turnover of 105,000,000 Malaysia Ringgit (approximately US$22,522,522, as calculated at the Foreign Exchange Rate of US$1 = 4.6620 Malaysia Ringgit on December 8, 2023, as published in H.10 statistical release of the United States Federal Reserve Board) over 3 years from January 1, 2024 to December 31, 2026.

EVOAIR HOLDINGS INC.

[*] Shares of Common Stock

PROSPECTUS

Network 1 Financial Securities, Inc.

You should rely only on the information contained in this prospectus. No dealer, salesperson or other person is authorized to give information that is not contained in this prospectus. This prospectus is not an offer to sell nor is it seeking an offer to buy these securities in any jurisdiction where the offer or sale is not permitted. The information contained in this prospectus is correct only as of the date of this prospectus, regardless of the time of the delivery of this prospectus or the sale of these securities.

Until   , 2022, all dealers that effect transactions in these securities, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers’ obligation to deliver a prospectus when acting as underwriter with respect to their unsold subscriptions.

The date of this prospectus is           , 2023

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED ________, 2023

PRELIMINARY PROSPECTUS

EvoAir Holdings Inc.

Shares of Common Stock

This prospectus relates to the resale of [*] shares of our common stock by the selling stockholders named in this prospectus. The selling stockholders will offer and sell their shares of common stock being offered under this prospectus at $[*] per share on the OTC Markets – Pink Sheets under the symbol “EVOH” or in private transactions for the duration of this offering or until the shares are listed on a national securities exchange at which time the shares may be sold at prevailing market prices or privately negotiated prices or in transactions that are not in the public market. We will apply to list our common stock on [Nasdaq Capital Market/ NYSE American LLC] under the symbol “EVOH”. No assurance can be given that our application will be approved. The closing of this offering is contingent upon the successful listing of our common stock on the [Nasdaq Capital Market/ NYSE American LLC].

We are a reporting company under Section 15(d) of the Securities Exchange Act of 1934, as amended. Our common stock is currently quoted on the OTC Markets – Pink Sheets, operated by OTC Markets Group, under the symbol “EVOH.” The last reported sale price of our common stock on the OTC Markets – Pink Sheets on [*], 2023 was $[*] per share. We urge prospective purchasers of our Common Stock to obtain current information about the market prices of our Common Stock. There is a limited public trading market for our common stock.

Investing in our securities involves risks. You should carefully consider the risk factors beginning on page 12 of this prospectus and set forth in the documents incorporated by reference herein before making any decision to invest in our securities.

Neither the U.S. Securities and Exchange Commission nor any other regulatory body has approved or disapproved of these securities or passed upon the accuracy or adequacy of this registration statement. Any representation to the contrary is a criminal offense.

The date of this prospectus is        , 2023

THE OFFERING

Common stock offered by us:	0 shares

Common Stock offered by the selling stockholders	[*] shares

Common stock to be outstanding prior to this offering:	[*]shares of common stock

Common stock to be outstanding after the offering:	[*]shares (1)

Use of proceeds:	We will not receive any of the proceeds from the sale of the common stock by the selling stockholders named in this prospectus.

(1) Assumes the issuance by us of our common stock pursuant to the public offering prospectus filed contemporaneously herewith, no exercise of the underwriters’ over-allotment option and all of our common stock to be sold by the selling stockholders pursuant to the Resale Prospectus filed contemporaneously herewith are sold.

USE OF PROCEEDS

We will not receive any of the proceeds from the sale of the shares of common stock by the selling stockholders.

SELLING STOCKHOLDERS

The following table sets forth the names of the selling stockholders, the number of shares of common stock owned by each selling stockholder immediately prior to the date of this prospectus and the number of shares to be offered by the selling stockholder pursuant to this prospectus. The table also provides information regarding the beneficial ownership of our common stock by the Selling Stockholder as adjusted to reflect the assumed sale of all of the shares offered under this prospectus.

Percentage of beneficial ownership before this offering is based on [*] shares of our common stock outstanding as [*], 2023. Beneficial ownership is based on information furnished by the selling stockholders. Unless otherwise indicated and subject to community property laws where applicable, the selling stockholder named in the following table has, to our knowledge, sole voting and investment power with respect to the shares beneficially owned by him.

None of the selling stockholders has had any position, office or other material relationship within past three years with the Company. None of the selling stockholders is a broker dealer or an affiliate of a broker dealer. None of the selling stockholders has an agreement or understanding to distribute any of the shares being registered. Each selling stockholder may offer for sale from time to time any or all of the shares, subject to the lock up agreements described in the “Selling Stockholder Plan of Distribution.” The table below assumes that the selling stockholders will sell all of the shares offered for sale hereby. A selling stockholder is under no obligation to sell any shares pursuant to this prospectus.

Name of Selling Stockholder	Share Beneficially Owned Prior to Offering	Maximum Number of Shares to be Sold	Number of Shares Owned after Offering	Percentage Ownership After Offering (%)
[*]	[*]	[*]	[*]	[*]
Total

(1) Beneficial ownership is determined in accordance with the rules and regulations of the SEC. In computing the number of shares beneficially owned by a person and the percentage ownership of that person, securities that are currently convertible or exercisable into shares of our common stock, or convertible or exercisable into shares of our common stock within 60 days of the date hereof are deemed outstanding. Such shares, however, are not deemed outstanding for the purposes of computing the percentage ownership of any other person. Except as indicated in the footnotes to the following table, each stockholder named in the table has sole voting and investment power with respect to the shares set forth opposite such stockholder’s name.

SELLING STOCKHOLDERS PLAN OF DISTRIBUTION

Our common stock is presently quoted on the OTC Markets – Pink Sheets under the symbol “EVOH”. Although there is currently a bid and offer quotation for the common stock, such bid and offer are for limited and insignificant number of shares. The last reported sale price of our common stock on the OTC Markets – Pink Sheets on September 6, 2022 was $5.51 per share.

The selling stockholders will offer and sell their shares of common stock being offered under this prospectus at $[*] per share on the OTC Markets – Pink Sheets under the symbol “EVOH” or in private transactions for the duration of this offering or until the shares are listed on a national securities exchange at which time the selling stockholders and any of their pledgees, donees, assignees and successors-in-interest may, from time to time, sell any or all of their shares of common stock being offered under this prospectus on any stock exchange, market or trading facility on which shares of our common stock are traded or in private transactions. We will apply to list our common stock on [Nasdaq Capital Market/ NYSE American LLC] under the symbol “EVOH”. No assurance can be given that our application will be approved.

The selling stockholders may use any one or more of the following methods when disposing of shares:

●	ordinary brokerage transactions and transactions in which the broker-dealer solicits purchasers;
●	block trades in which the broker-dealer will attempt to sell the shares as agent but may position; and resell a portion of the block as principal to facilitate the transaction;
●	purchases by a broker-dealer as principal and resales by the broker-dealer for its account;
●	an exchange distribution in accordance with the rules of the applicable exchange;
●	privately negotiated transactions;
●	to cover short sales made after the date that the registration statement of which this prospectus is a part is declared effective by the SEC;
●	broker-dealers may agree with the selling stockholders to sell a specified number of such shares at a stipulated price per share;
●	a combination of any of these methods of sale; and
●	any other method permitted pursuant to applicable law.

The shares may also be sold under Rule 144 under the Securities Act of 1933, as amended, if available for a selling stockholder, rather than under this prospectus. The selling stockholders have the sole and absolute discretion not to accept any purchase offer or make any sale of shares if they deem the purchase price to be unsatisfactory at any particular time.

The selling stockholders may pledge their shares to their brokers under the margin provisions of customer agreements. If a selling stockholder defaults on a margin loan, the broker may, from time to time, offer and sell the pledged shares.

Broker-dealers engaged by the selling stockholders may arrange for other broker-dealers to participate in sales. Broker-dealers may receive commissions or discounts from the selling stockholders (or, if any broker-dealer acts as agent for the purchaser of shares, from the purchaser) in amounts to be negotiated, which commissions as to a particular broker or dealer may be in excess of customary commissions to the extent permitted by applicable law.

If sales of shares offered under this prospectus are made to broker-dealers as principals, we would be required to file a post-effective amendment to the registration statement of which this prospectus is a part. In the post-effective amendment, we would be required to disclose the names of any participating broker-dealers and the compensation arrangements relating to such sales.

The selling stockholders and any broker-dealers or agents that are involved in selling the shares offered under this prospectus may be deemed to be “underwriters” within the meaning of the Securities Act in connection with these sales. Commissions received by these broker-dealers or agents and any profit on the resale of the shares purchased by them may be deemed to be underwriting discount under the Securities Act. Any broker-dealers or agents that are deemed to be underwriters may not sell shares offered under this prospectus unless and until we set forth the names of the underwriters and the material details of their underwriting arrangements in a supplement to this prospectus or, if required, in a replacement prospectus included in a post-effective amendment to the registration statement of which this prospectus is a part.

The selling stockholders and any other persons participating in the sale or distribution of the shares offered under this prospectus will be subject to applicable provisions of the Exchange Act, and the rules and regulations under that act, including Regulation M. These provisions may restrict activities of, and limit the timing of purchases and sales of any of the shares by, the selling stockholders or any other person. Furthermore, under Regulation M, persons engaged in a distribution of securities are prohibited from simultaneously engaging in market making and other activities with respect to those securities for a specified period of time prior to the commencement of such distributions, subject to specified exceptions or exemptions. All of these limitations may affect the marketability of the shares.

Rule 2710 requires members firms to satisfy the filing requirements of Rule 2710 in connection with the resale, on behalf of selling stockholders, of the securities on a principal or agency basis. NASD Notice to Members 88-101 states that in the event a Selling Stockholder intends to sell any of the shares registered for resale in this prospectus through a member of FINRA participating in a distribution of our securities, such member is responsible for insuring that a timely filing, if required, is first made with the Corporate Finance Department of FINRA and disclosing to FINRA the following:

●	it intends to take possession of the registered securities or to facilitate the transfer of such certificates;
●	the complete details of how the selling stockholders’ shares are and will be held, including location of the particular accounts;
●	whether the member firm or any direct or indirect affiliates thereof have entered into, will facilitate or otherwise participate in any type of payment transaction with the selling stockholders, including details regarding any such transactions; and
●	in the event any of the securities offered by the selling stockholders are sold, transferred, assigned or hypothecated by any Selling Stockholder in a transaction that directly or indirectly involves a member firm of FINRA or any affiliates thereof, that prior to or at the time of said transaction the member firm will timely file all relevant documents with respect to such transaction(s) with the Corporate Finance Department of FINRA for review.

No FINRA member firm may receive compensation in excess of that allowable under FINRA rules, including Rule 2710, in connection with the resale of the securities by the selling stockholders, which total compensation may not exceed 8%.

If any of the shares of common stock offered for sale pursuant to this prospectus are transferred other than pursuant to a sale under this prospectus, then subsequent holders could not use this prospectus until a post-effective amendment or prospectus supplement is filed, naming such holders. We offer no assurance as to whether any of the selling stockholders will sell all or any portion of the shares offered under this prospectus.

We have agreed to pay all fees and expenses we incur incident to the registration of the shares being offered under this prospectus. However, each selling stockholder and purchaser is responsible for paying any discount, and similar selling expenses they incur.

We and the selling stockholders have agreed to indemnify one another against certain losses, damages and liabilities arising in connection with this prospectus, including liabilities under the Securities Act.

LEGAL MATTERS

Certain legal matters with respect to the validity of the shares of common stock offered hereby will be passed upon for us by Sherman & Howard L.L.C., Las Vegas, Nevada. Certain Legal matters related to U.S. federal securities law and the validity of certain securities offered hereby will be passed upon for us by Loeb & Loeb LLP, New York, New York. Legal matters as to Malaysia law will be passed upon for us by [*]. Loeb & Loeb, LLP may rely upon [*] with respect to matters governed by Malaysian law.

EVOAIR HOLDINGS INC.

[*] Shares of Common Stock

PROSPECTUS

You should rely only on the information contained in this prospectus. No dealer, salesperson or other person is authorized to give information that is not contained in this prospectus. This prospectus is not an offer to sell nor is it seeking an offer to buy these securities in any jurisdiction where the offer or sale is not permitted. The information contained in this prospectus is correct only as of the date of this prospectus, regardless of the time of the delivery of this prospectus or the sale of these securities.

Until   , 2023, all dealers that effect transactions in these securities, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers’ obligation to deliver a prospectus when acting as underwriter with respect to their unsold subscriptions.

The date of this prospectus is       , 2023

PART II

INFORMATION NOT REQUIRED IN PROSPECTUS

ITEM 13. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

Set forth below is an estimate (except for SEC registration and FINRA filing fees, which are actual) of the approximate amount of the types of fees and expenses listed below that were paid or are payable by us in connection with the issuance and distribution of the shares of common stock to be registered by this registration statement.

Item	Amount to be paid
SEC registration fee	$
FINRA filing fee		[*]
[Nasdaq Capital Market/ NYSE American LLC] listing fee		[*]
Legal fees and expenses		[*]
Accounting fees and expenses		[*]
U.S. GAAP Consulting		[*]
Transfer agent fees and expenses		[*]
Underwriter expense reimbursement		[*]
Printing expenses		[*]
Miscellaneous expenses		[*]
Total	$	[*]

ITEM 14. INDEMNIFICATION OF DIRECTORS AND OFFICERS

The Company’s directors and executive officers are indemnified as provided by the Nevada Revised Statutes and its Bylaws. These provisions state that the Company’s directors may cause the Company to indemnify a director or former director against all costs, charges and expenses, including an amount paid to settle an action or satisfy a judgment, actually and reasonably incurred by him as a result of him acting as a director. The indemnification of costs can include an amount paid to settle an action or satisfy a judgment. Such indemnification is at the discretion of the Company’s board of directors and is subject to the Securities and Exchange Commission’s policy regarding indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling us pursuant to the foregoing provisions, or otherwise, The Company has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

ITEM 15. RECENT SALE OF UNREGISTERED SECURITIES

No underwriter were involved in the issuance of the securities noted below. All of the securities issued below were deemed to be exempt from registration under the Securities Act in reliance upon Regulation S for offerings made outside of the United States and upon Regulation D for offerings to accredited investors.

On November 21, 2023, the Company issued in aggregate, 52,107 shares of Common Stock to 15 referral agents (“Referral Agents”) in consideration for their referral to the Company of certain investors. Each Referral Agent is a “non-U.S. Persons” as defined in Regulation S.

On November 21, 2023, the Company issued, in aggregate, 5,500 shares of Common Stock to two individuals in consideration for marketing services provided to the Company by Artisan Creative Studio, a marketing entity based in Malaysia. Each of the individuals is a “non-U.S. Persons” as defined in Regulation S.

Round 2 Capital Raising

The Company entered into a series of offerings for an aggregate of up to 6,000,000 shares of Common Stock at a per share purchase price of $2.50, as follows:

●	On February 15, 2022, the Company entered into certain share subscription agreement with Ms. Ang Lee Kim Jane, who is a “non-U.S. Persons” (the “Investor”) as defined in Regulation S of the Securities Act of 1933, as amended (the “Securities Act”) pursuant to which the Company agreed to issue and sell 74,074 Shares, par value $0.001 per share, at a per share purchase price of $2.50, as part of a series of offerings by the Company for an aggregate of up to 6,000,000 shares of Common Stock at a per share purchase price of $2.50. The gross proceeds was $185,185.

●	On June 3, 2022, the Company entered into certain share subscription agreement with Mr. Wong Hon Wai who is a “non-U.S. Persons” (the “Investor”) as defined in Regulation S of the Securities Act of 1933, as amended (the “Securities Act”) pursuant to which the Company agreed to issue and sell 5,000 shares, par value $0.001 per share, at a per share purchase price of $2.50, as part of a series of offerings by the Company for an aggregate of up to 6,000,000 shares of Common Stock at a per share purchase price of $2.50. The gross proceeds was $12,500.

●	On October 25, 2022, the Company entered into Regulation S share subscription agreements with eight investors, each of whom represented that it was a “non-U.S. Persons” as defined in Securities Act. On the same date, the Company entered into Regulation D share subscription agreements with two investors, each of whom represented that it was an “Accredited Investors” as defined in Regulation D of the Securities Act. Pursuant to the share subscription agreements, the Company agreed to issue and sell in aggregate, (i) 129,621 shares of Common Stock, par value $0.001 per share to the Regulation S investors, and (ii) 15,000 shares of Common Stock to the Regulation D investors, respectively par value $0.001 per share, at a per share purchase price of $2.50, as part of a series of offerings by the Company for an aggregate of up to 6,000,000 shares of Common Stock at a per share purchase price of $2.50. The gross proceeds in aggregate were $361,553.

●

On February 20, 2023, the Company entered into Regulation S share subscription agreements with eleven investors, each of whom represented that it was a “non-U.S. Persons” as defined in Regulation S of the Securities Act. Pursuant to the agreements, the Company agreed to issue and sell in aggregate, (i) 57,783 shares of Common Stock, par value $0.001 per share to the Regulation S investors, at a per share purchase price of $2.50 as part of a series of the private placement offerings by the Company for an aggregate of up to 6,000,000 shares of Common Stock at a per share purchase price of $2.50. The gross proceeds in aggregate was $144,443.

●

On July 13, 2023, the Company entered into Regulation S share subscription agreements with 31 investors, each of whom represented that it was a “non-U.S. Persons” as defined in Regulation S of the Securities Act. Pursuant to the agreements, the Company agreed to issue and sell in aggregate, (i) 250,132 shares of Common Stock, par value $0.001 per share to the Regulation S Investors, at a per share purchase price of $2.50 as part of a series of the private placement offerings by the Company for an aggregate of up to 6,000,000 shares of Common Stock at a per share purchase price of $2.50. The gross proceeds in aggregate was approximately $625,330.

●

On September 7, 2023, the Company entered into Regulation S share subscription agreements with 71 investors, each of whom represented that it was a “non-U.S. Persons” as defined in Regulation S of the Securities Act. Pursuant to the agreements, the Company agreed to issue and sell in aggregate, 365,164 shares of Common Stock, par value $0.001 per share to the Regulation S investors, at a per share purchase price of $2.50 as part of a series of the private placement offerings by the Company for an aggregate of up to 6,000,000 shares of Common Stock at a per share purchase price of $2.50. The gross proceeds in aggregate was approximately $912,889.

●	On November 21, 2023, the Company entered into a Regulation S share subscription agreement with Wong Chun Shoong who represented that he was a “non-U.S. Persons” as defined in Regulation S of the Securities Act. Pursuant to the agreement, the Company agreed to issue and sell in aggregate, 8,658 shares of Common Stock, par value $0.001 per share to the Regulation S investors, at a per share purchase price of $2.50 as part of a series of the private placement offerings by the Company for an aggregate of up to 6,000,000 shares of Common Stock at a per share purchase price of $2.50. The gross proceeds in aggregate was approximately $21,645.

ITEM 16. EXHIBITS AND FINANCIAL STATEMENTS

Exhibits

See the Exhibit Index attached to this registration statement, which is incorporated by reference herein.

ITEM 17. UNDERTAKINGS

The undersigned registrant hereby undertakes:

(1) To file, during any period in which offers or sales are being made, a post-effective amendment to this registration statement:

(i) To include any prospectus required by section 10(a)(3) of the Securities Act of 1933;

(ii) To reflect in the prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement. Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the Securities and Exchange Commission pursuant to Rule 424(b) if, in the aggregate, the changes in volume and price represent no more than a 20% change in the maximum aggregate offering price set forth in the “Calculation of Registration Fee” table in the effective registration statement; and

(iii) To include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

(2) That, for the purpose of determining any liability under the Securities Act of 1933, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(3) To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

(4) That, for the purpose of determining liability under the Securities Act of 1933 to any purchaser, each prospectus filed pursuant to Rule 424(b) as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B or other than prospectuses filed in reliance on Rule 430A, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

(5) that, for the purpose of determining liability of the Registrant under the Securities Act to any purchaser in the initial distribution of the securities, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to such purchaser:

(i)	any preliminary prospectus or prospectus of the Registrant relating to the offering filed pursuant to Rule 424;

(ii)	any free writing prospectus relating to the offering prepared by or on behalf of the Registrant or used or referred to by the Registrant;

(iii)	the portion of any other free writing prospectus relating to the offering containing material information about the Registrant or its securities provided by or on behalf of the Registrant; and

(iv)	any other communication that is an offer in the offering made by the Registrant to the purchaser.

(6) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form S-1 to be signed on its behalf by the undersigned, thereunto duly authorized, in Kuala Lumpur, Malaysia, on December 21, 2023.

EVOAIR HOLDINGS INC.

By:	/s/ Low Wai Koon
Name:	Low Wai Koon
Title:	Chairman, President and
Chief Executive Officer,
(Principal Executive Officer)

POWER OF ATTORNEY

Each person whose signature appears below constitutes and appoints Low Wai Koon as attorney-in-fact with full power of substitution for him or her in any and all capacities to do any and all acts and all things and to execute any and all instruments which said attorney and agent may deem necessary or desirable to enable the registrant to comply with the Securities Act of 1933, as amended (the “Securities Act”), and any rules, regulations and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under the Securities Act of shares of common stock of the registrant (the “Shares”), including, without limitation, the power and authority to sign the name of each of the undersigned in the capacities indicated below to the Registration Statement on Form S-1 (the “Registration Statement”) to be filed with the Securities and Exchange Commission with respect to such Shares, to any and all amendments or supplements to such Registration Statement, whether such amendments or supplements are filed before or after the effective date of such Registration Statement, to any related Registration Statement filed pursuant to Rule 462(b) under the Securities Act, and to any and all instruments or documents filed as part of or in connection with such Registration Statement or any and all amendments thereto, whether such amendments are filed before or after the effective date of such Registration Statement; and each of the undersigned hereby ratifies and confirms all that such attorney and agent shall do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Low Wai Koon
Low Wai Koon	Chairman, President and Chief Executive Officer, (Principal Executive Officer)	Date: December 21, 2023

/s/ Chan Kok Wei
Chan Kok Wei	Executive Director and Group Managing Director	Date: December 21, 2023

/s/ Ong Bee Chen
Ong Bee Chen	Executive Director and Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	Date: December 21, 2023

/s/ Goh Chuan Meng
Goh Chuan Meng	Independent Non-Executive Director	Date: December 21, 2023

/s/ Oh Ivan Joon Wern
Oh Ivan Joon Wern	Independent Non-Executive Director	Date: December 21, 2023

EXHIBIT INDEX

Exhibit Number	Description
1.1*	Form of Underwriting Agreement

3.1**	Articles of Incorporation of the Registrant, as currently in effect

3.2**	Bylaws of the Registrant, as currently in effect

3.3**	Certificate of Amendment of the Registrant Filed on June 15, 2022

4.1*	Registrant’s Specimen Certificate for Common Stock

4.2*	Form of Underwriters’ Warrant

5.1*	Opinion of Sherman & Howard, LLC as to the legality of the securities being registered

5.2*	Opinion of Loeb & Loeb LLP

10.1**	Share Transfer Agreement between Low Wai Koon and Unex Holdings Inc., dated December 20, 2021, incorporated by reference to Exhibit 2.1 on Form 8-K filed on December 21, 2021.

10.2**	Share Transfer Agreement between Low Wai Koon and WKL Global, dated December 20, 2021, incorporated by reference to Exhibit 2.2 on Form 8-K filed on December 21, 2021.

10.3**	Share Transfer Agreement between Low Wai Koon and Evoair International Limited, dated December 20, 2021, incorporated by reference to Exhibit 2.3 on Form 8-K filed on December 21, 2021.

10.4**	Form of Share Exchange Agreement between certain sellers and WKL Eco Earth Holdings Pte. Ltd. whereby Unex Holdings Inc. is the Issuer, dated December 20, 2021, incorporated by reference to Exhibit 2.4 on Form 8-K filed on December 21, 2021.

10.5**	Form of Share Exchange Agreement between certain sellers and WKL Eco Earth Holdings Pte. Ltd. whereby Unex Holdings Inc. is the Issuer, dated December 20, 2021, incorporated by reference to Exhibit 2.5 on Form 8-K filed on December 21, 2021.

10.6**	Form of Investment Exchange Agreement between certain Seller and WKL Eco Earth Holdings Pte. Ltd. whereby Unex Holdings Inc. is the Issuer, dated December 20, 2021, incorporated by reference to Exhibit 2.6 on Form 8-K filed on December 21, 2021.

10.7**	Form of Deed of Assignment between Low Wai Koon and WKL Eco Earth Holdings Pte Ltd, dated December 20, 2021, incorporated by reference to Exhibit 2.7 on Form 8-K filed on December 21, 2021.

10.8**	Form of Deed of Assignment between Low Wai Koon and WKL Eco Earth Holdings Pte Ltd, dated December 20, 2021, incorporated by reference to Exhibit 2.8 on Form 8-K filed on December 21, 2021.

10.9*	Form of Executive Director Agreement between the Registrant and Low Wai Koon

10.10*	From of Executive Director Agreement between the Registrant and Chan Kok Wei

10.11*	Form of Executive Director Agreement between the Registrant and Ong Bee Chen

10.12*	Form of Independent Non-executive Director Agreement between the Registrant and Goh Chuan Meng

10.13*	Form of Independent Non-executive Director Agreement between the Registrant and John Stephen MCRae Watson

10.14*	Form of Independent Non-executive Director Agreement between the Registrant and Chin Chee Keat

10.15*	Form of Independent Non-executive Director Agreement between the Registrant and Oh Ivan Joon Wern

10.16*	Nano Copper Solution Supplier Distribution Agreement

10.17**	Form of Subscription Agreement between Ang Lee Kim Jane and Unex Holdings Inc., dated February 15, 2022

10.18**	Form of Subscription Agreement between Wong Hon Wai and Unex Holdings Inc., dated June 3, 2022

10.19**	Supplemental Agreement dated October 19, 2022, by and between Unex Holdings Inc. and Wong Hon Wai.

10.20**	Form of Subscription Agreement between Regulation S Investors and Unex Holdings Inc., dated October 25, 2022

10.21**	Form of Subscription Agreement between Regulation D Investors and Unex Holdings Inc., dated October 25, 2022

10.22**	Form of Subscription Agreement between Regulation S Investors and Unex Holdings Inc., dated February 20, 2022

10.23**	Form of Subscription Agreement between Regulation S Investors and Unex Holdings Inc., dated July 13, 2023

10.24**	Form of Subscription Agreement between Regulation S Investors and Unex Holdings Inc., dated September 7, 2023

10.25**	Form of Subscription Agreement between Regulation S Investor and EvoAir Holdings Inc., dated November 21, 2023

10.26**	OEM Supply Agreement dated December 12, 2023

21.1**	List of Subsidiaries of the Registrant

23.1	Consent of Audit Alliance LLP, an independent public accounting registered firm

23.3*	Consent of Loeb & Loeb LLP (included in Exhibit 5.2)

23.4*	Consent of Sherman & Howard L.L.C. (included in Exhibit 5.1)

24.1	Power of Attorney (included on signature page)

99.1*	Code of Ethical Business Conduct

99.2*	Audit Committee Charter

99.3*	Compensation Committee Charter

99.4*	Nomination and Governance Committee Charter

99.5	Consent of Watson John Stephen MCRae

99.6	Consent of Chin Chee Keat

107	Filing Fee Table

*	To be filed by amendment.
**	Previously filed